TRADE AND OTHER PAYABLES (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2021	Dec. 31, 2020
TRADE AND OTHER PAYABLES
Trade payables	₽ 249	₽ 196
Annual bonus provision	119	66
Unused vacation provision	60	53
Other employee benefits	13
Other payables	178	1
Trade and other payables	₽ 619	₽ 316